Schedule I - Condensed Financial Information - Statements of Cash Flows (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (400,555)	$ (10,001)	$ (136,392)	$ (363,737)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of notes discount			21,084	15,807
Stock-based compensation expense	132,542	4,949	7,078	3,301
Paid in kind interest	0	18,769	28,334	11,633
Change in fair value of warrants	(66,146)	31,903	80,110	2,836
Change in derivative liabilities	0	(87,475)	(93,751)	138,561
Amortization of warrants			218	73
Amortization of debt issuance costs			34	506
Changes in operating assets and liabilities:
Other assets	(10,261)	496	(5,470)	(274)
Accounts payable and accrued expenses	1,386	5,937	10,845	6,298
Accrued salaries and benefits	9,458	662	186	(2,235)
Net cash used in operating activities	(202,150)	(58,594)	(118,498)	(159,875)
Cash flows from investing activities
Net cash provided by (used in) investing activities	(328,956)	69,847	137,404	(181,908)
Cash flows from financing activities
Deferred financing costs	0	(108)	(98)	(363)
Payment of notes payable principal	(30,925)	(13,868)	(18,752)	(9,670)
Issuance of common stock, net of early exercise liability	5,547	954	1,748	601
Buyback and subsequent cancellation of common stock	(147)	0	(957)	0
Net cash provided by financing activities	641,022	10,881	5,844	333,978
Net increase (decrease) in cash and cash equivalents	109,916	22,134	24,750	(7,805)
Cash and cash equivalents, beginning of year	92,348	67,598	67,598	75,403
Cash and cash equivalents, end of year	202,264	89,732	92,348	67,598
Parent Company
Cash flows from operating activities
Net loss			(136,392)	(363,737)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of notes discount			21,084	15,807
Stock-based compensation expense			7,078	3,301
Paid in kind interest			28,334	11,633
Change in fair value of warrants			80,110	2,836
Change in derivative liabilities			(93,751)	138,561
Amortization of warrants			218	73
Amortization of debt issuance costs			34	506
Changes in operating assets and liabilities:
Other assets			214	(391)
Accounts payable and accrued expenses			7,669	5,728
Accrued salaries and benefits			229	(169)
Intercompany interest receivable			(1,208)	(1,200)
Intercompany payable			23,158	(23,921)
Net cash used in operating activities			(63,223)	(210,973)
Cash flows from investing activities
Investments in consolidated subsidiaries			82,047	(154,469)
Net cash provided by (used in) investing activities			82,047	(154,469)
Cash flows from financing activities
Proceeds from issuance of convertible securities			0	343,410
Deferred financing costs			0	(363)
Payment of notes payable principal			(18,752)	(9,670)
Issuance of common stock, net of early exercise liability			1,748	601
Buyback and subsequent cancellation of common stock			(957)	0
Net cash provided by financing activities			(17,961)	333,978
Net increase (decrease) in cash and cash equivalents			863	(31,464)
Cash and cash equivalents, beginning of year	$ 5,432	$ 4,569	4,569	36,033
Cash and cash equivalents, end of year			$ 5,432	$ 4,569